Staff costs (Tables)	6 Months Ended
Jun. 30, 2024
Classes of employee benefits expense [abstract]
Staff costs

	Half year ended 30.06.24	Half year ended 30.06.23
Compensation costs	£m	£m
Upfront bonus charge	675	665
Deferred bonus charge	269	263
Other incentives	35	42
Performance costs	979	970
Salaries	2,491	2,540
Social security costs	395	399
Post-retirement benefits	296	268
Other compensation costs	282	281
Total compensation costs	4,443	4,458

Other resourcing costs
Outsourcing	299	340
Redundancy and restructuring	138	63
Temporary staff costs	31	53
Other	53	71
Total other resourcing costs	521	527

Total staff costs	4,964	4,985

Barclays Group compensation costs as a % of total income	33.5%	33.0%